CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities:
Net loss	$ (55,566)	¥ (382,041)	¥ (249,327)	¥ (363,446)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	7,470	51,359	9,921	3,438
Depreciation and amortization	1,639	11,266	14,820	12,060
Loss (gain) on disposal of property and equipment	161	1,110	(10)	22
Investment Income	(1,581)	(10,869)
Changes in operating assets and liabilities:
Accounts receivable	(1,188)	(8,171)	7,990	1,977
Inventories	(9,713)	(66,780)	(9,322)	(22,028)
Prepayments and other current assets	(8,193)	(56,329)	(7,459)	(35,555)
Other non-current assets	(491)	(3,376)
Accounts payable	12,234	84,118	30,157	8,935
Accrued expenses and other current liabilities	4,154	28,560	(1,142)	5,951
Other non-current liabilities	1,183	8,135
Net cash used in operating activities	(49,891)	(343,018)	(204,372)	(388,646)
Investing activities:
Purchases of property and equipment	(2,101)	(14,443)	(6,798)	(5,346)
Purchases of intangible assets	(55)	(376)	(62)	(1,579)
Purchase of long-term investments			(140)
Purchase of short-term investments	(75,513)	(519,187)	(109,380)	(267,576)
Proceeds from sale or maturity of short-term investments	84,120	578,359	80,198	6,670
Proceeds from disposition of property and equipment, net	15	101	57	277
Net cash provided by (used in) investing activities	6,466	44,454	(36,125)	(267,554)
Financing activities:
Proceeds from ordinary shareholders			25	1
Proceeds from IPO, net of issuance cost	101,066	694,878
Proceeds from preferred shareholders	40,407	277,819	49,475	195,918
Debt repayments				(47,500)
Net cash provided by financing activities	141,473	972,697	49,500	148,419
Effect of exchange rate changes on cash and cash equivalents	1,738	11,947	(14,848)	35,330
Net (decrease) increase in cash and cash equivalents	99,786	686,080	(205,845)	(472,451)
Cash and cash equivalents at the beginning of the year	24,385	167,660	373,505	845,956
Cash and cash equivalents at the end of the year	124,171	853,740	167,660	373,505
Supplemental disclosure of cash flow information:
Interest paid				751
Income tax paid	1	8
Supplemental disclosures of non-cash investing and financing activities:
Change in fair value of available-for-sale investments	1,270	8,734	5,181	1,415
Purchases of property and equipment included in payables	$ 123	¥ 848	¥ 164	¥ 174